UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $128,790
                                         (thousands)


List of Other Included Managers:  None

                        FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7    COLUMN 8

                                                                 VALUE   SHS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP        (x$1000)   PRN AMT PRN CALL  DISCRETION  MGRS    SOLE   SHARED   NONE
3M CO                         COM                88579Y101       309       4,189               SOLE               0           4,189
AT&T INC                      COM                00206R102       400      14,794               SOLE               0          14,794
AFLAC INC                     COM                001055102     9,655     225,893               SOLE          91,024         134,869
APPLE INC                     COM                037833100     6,381      34,425               SOLE          11,725          22,700
AQUA AMERICA INC              COM                03836W103       529      30,000               SOLE          30,000               0
ARCHER DANIELS MIDLAND CO     COM                039483102     2,057      70,412               SOLE          52,492          17,920
BJS WHOLESALE CLUB INC        COM                05548J106     1,547      42,721               SOLE          21,703          21,018
BAKER HUGHES INC              COM                057224107     5,994     140,500               SOLE          87,300          53,200
CADBURY PLC                   SPONS ADR          12721E102       300       5,681               SOLE           2,519           3,162
CARNIVAL CORP                 PAIRED CTF         143658300       416      12,500               SOLE           8,000           4,500
CHUBB CORP                    COM                171232101       975      19,350               SOLE          15,500           3,850
CHURCH & DWIGHT INC           COM                171340102       770      13,576               SOLE             825          12,751
COCA COLA CO                  COM                191216100       345       6,422               SOLE           5,629             793
CORNING INC                   COM                219350105       354      23,120               SOLE          20,000           3,120
DELL INC                      COM                24702R101     2,289     150,000               SOLE          36,500         113,500
DIAGEO P L C                  SPON ADR NEW       25243Q205       201       3,266               SOLE           1,900           1,366
DISH NETWORK CORP             CL A               25470M109       386      20,042               SOLE          20,000              42
DISNEY WALT CO                COM DISNEY         254687106       734      26,716               SOLE          13,100          13,616
DU PONT E I DE NEMOURS & CO   COM                263534109       203       6,324               SOLE               0           6,324
ERICSSON L M TEL CO           ADR B SEK 10       294821608       896      89,470               SOLE          39,910          49,560
EXXON MOBIL CORP              COM                30231G102     2,637      38,431               SOLE               0          38,431
GENERAL ELECTRIC CO           COM                369604103     1,571      95,704               SOLE          28,450          67,254
HELIOS STRATEGIC MTG INCOME   COM                42327M109       116      18,150               SOLE           1,675          16,475
IMAX CORP                     COM                45245E109     2,164     230,000               SOLE          56,250         173,750
IMPAX LABORATORIES INC        COM                45256B101       176      20,191               SOLE               0          20,191
INFORMATICA CORP              COM                45666Q102     2,935     130,000               SOLE          30,900          99,100
INTEL CORP                    COM                458140100     1,134      57,950               SOLE          23,000          34,950
INTERNATIONAL BUSINESS MACHS  COM                459200101     1,538      12,860               SOLE          10,100           2,760
ISHARES INC                   MSCI AUSTRALIA     464286103     3,443     152,350               SOLE          38,250         114,100
ISHARES INC                   MSCI BRAZIL        464286400     2,614      38,650               SOLE           7,650          31,000
JPMORGAN CHASE & CO           COM                46625H100     1,598      36,460               SOLE          30,000           6,460
KIMCO REALTY CORP             COM                49446R109     3,056     234,320               SOLE          47,050         187,270
LOCKHEED MARTIN CORP          COM                539830109     1,322      16,925               SOLE           3,500          13,425
MARKET LEADER INC             COM                57056R103        27      12,471               SOLE          12,471               0
MARKET VECTORS ETF TR         GOLD MINER ETF     57060U100     1,359      30,000               SOLE           7,200          22,800
MEDCO HEALTH SOLUTIONS INC    COM                58405U102       476       8,612               SOLE           3,856           4,756
MERCK & CO INC                COM                589331107       509      16,082               SOLE           8,000           8,082
MICROSOFT CORP                COM                594918104     7,193     279,650               SOLE         125,100         154,550
MONSANTO CO NEW               COM                61166W101     2,861      36,964               SOLE           9,500          27,464
MOTOROLA INC                  COM                620076109       373      43,415               SOLE          14,700          28,715
NETAPP INC                    COM                64110D104     3,199     119,900               SOLE          28,650          91,250
NEWS CORP                     CL B               65248E203       280      20,000               SOLE          20,000               0
PEPSICO INC                   COM                713448108     1,213      20,677               SOLE          15,900           4,777
PFIZER INC                    COM                717081103       356      21,505               SOLE               0          21,505
PITNEY BOWES INC              COM                724479100       237       9,533               SOLE           9,000             533
PROCTER & GAMBLE CO           COM                742718109       447       7,717               SOLE           2,000           5,717
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297     1,760      40,000               SOLE           9,000          31,000
PROSHARES TR                  PSHS ULTRA FINL    74347R743       559      94,650               SOLE          54,500          40,150
PROSHARES TR                  PSHS ULTRA O&G     74347R719       321      10,000               SOLE          10,000               0
PROSHARES TR                  PSHS ULTSHT FINL   74347R628     3,893     155,400               SOLE          71,050          84,350
PROSHARES TR                  PSHS ULTRA QQQ     74347R206     1,019      20,000               SOLE          20,000               0
QUALCOMM INC                  COM                747525103     4,446      98,845               SOLE          38,725          60,120
ROYAL BK CDA MONTREAL QUE     COM                780087102       387       7,232               SOLE           7,232               0
ROYAL DUTCH SHELL PLC         SPONS ADR A        780259206     2,971      51,943               SOLE          21,000          30,943
SANDISK CORP                  COM                80004C101     5,147     237,200               SOLE          82,950         154,250
SCHLUMBERGER LTD              COM                806857108     2,237      37,540               SOLE          16,500          21,040
SPDR GOLD TRUST               GOLD SHS           78463V107     5,546      56,100               SOLE          18,050          38,050
TELEFONICA S A                SPONSORED ADR      879382208     5,045      60,855               SOLE          37,321          23,534
TOOTSIE ROLL INDS INC         COM                890516107       600      25,245               SOLE           9,622          15,623
TRANSOCEAN LTD                REG SHS            H8817H100       314       3,676               SOLE           1,406           2,270
UNILEVER N V                  N Y SHS NEW        904784709     3,304     114,476               SOLE          35,220          79,256
UNITED STATES STL CORP NEW    COM                912909108     1,324      29,850               SOLE          17,200          12,650
UNITED TECHNOLOGIES CORP      COM                913017109       991      16,263               SOLE          16,000             263
VMWARE INC                    CL A COM           928563402     2,812      70,000               SOLE          17,050          52,950
WELLS FARGO & CO NEW          COM                949746101     3,365     119,400               SOLE          40,250          79,150
WESTERN ASSET HIGH INCM OPP   COM                95766K109       194      33,414               SOLE               0          33,414
WESTERN DIGITAL CORP          COM                958102105     4,749     130,000               SOLE          31,400          98,600
WYETH                         COM                983024100       231       4,750               SOLE               0           4,750


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